Credit substitutes - Fair Value of Credit Substitutes by Type of Instrument (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 10,247,500.8	$ 109,213.5	₨ 9,910,174.3
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	273,691.4	2,916.9	161,308.5
Fair Value	273,023.1	$ 2,909.8	161,179.6
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Debentures
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	273,510.3		160,975.7
Fair Value	272,979.5		161,147.8
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Preference shares
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	181.1		332.8
Fair Value	₨ 43.6		₨ 31.8